Segments - Summary of geographical segments banking (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Net interest income	€ 14,957	€ 15,288	€ 16,162
Net fee and commission income	4,602	4,008	3,595
Share of result from associates and joint ventures 8	209	205	149
Total revenue	25,678	21,087	18,121
Addition to loan loss provisions	1,304	1,194	520
Total expenses	13,887	13,315	12,084
Result before tax	11,791	7,772	6,037
Taxation	3,192	2,181	1,662
Non-controlling interests	275	258	235
Net result	8,324	5,334	4,140
Segments banking activities
Disclosure of operating segments [line items]
Net result	8,324	5,334	4,140
Net Results IFRS-EU | Segments banking activities
Disclosure of operating segments [line items]
Net interest income	14,681	15,023	15,976
Net fee and commission income	4,602	4,008	3,595
Total investment and other income	3,752	3,584	3,005
Share of result from associates and joint ventures 8	200	170	144
Total revenue	23,035	22,615	22,575
Operating expense	12,583	12,121	11,564
Addition to loan loss provisions	1,304	1,194	520
Total expenses	13,887	13,315	12,084
Result before tax	9,148	9,300	10,492
Taxation	2,545	2,650	2,970
Non-controlling interests	275	258	235
Net result	6,327	6,392	7,287
EU IAS 39 carve out impact
Disclosure of operating segments [line items]
Taxation	(647)	470	1,308
Net result	(1,996)	1,058	3,147
EU IAS 39 carve out impact | Segments banking activities
Disclosure of operating segments [line items]
Net result	1,996	(1,058)	(3,147)
Retail Netherlands
Disclosure of operating segments [line items]
Net result	3,255	2,591	2,499
Retail Belgium
Disclosure of operating segments [line items]
Net result	1,231	492	(123)
Retail Germany
Disclosure of operating segments [line items]
Net result	1,596	319	(326)
Other Challengers
Disclosure of operating segments [line items]
Net result	654	576	649
Growth markets
Disclosure of operating segments [line items]
Net result	797	777	690
Wholesale Banking Rest of World
Disclosure of operating segments [line items]
Net result	911	865	988
Other
Disclosure of operating segments [line items]
Net result	(121)	(286)	(237)
Geographical Segments Banking | Net Results IFRS-EU
Disclosure of operating segments [line items]
Net interest income	14,681	15,023	15,976
Net fee and commission income	4,602	4,008	3,595
Total investment and other income	3,752	3,584	3,005
Share of result from associates and joint ventures 8	200	170	144
– of which revaluations and trading income	3,421	3,407	2,910
Total revenue	23,035	22,615	22,575
Operating expense	12,583	12,121	11,564
– of which Regulatory costs	866	882	1,042
Addition to loan loss provisions	1,304	1,194	520
Total expenses	13,887	13,315	12,084
Result before tax	9,148	9,300	10,492
Taxation	2,545	2,650	2,970
Non-controlling interests	275	258	235
Net result	6,327	6,392	7,287
Geographical Segments Banking | EU IAS 39 carve out impact | Segments banking activities
Disclosure of operating segments [line items]
Net result	1,996	(1,058)	(3,147)
Geographical Segments Banking | Retail Netherlands | Net Results IFRS-EU
Disclosure of operating segments [line items]
Net interest income	2,925	3,063	3,773
Net fee and commission income	1,387	1,329	1,239
Total investment and other income	2,079	1,889	1,627
Share of result from associates and joint ventures 8	1	(45)	31
– of which revaluations and trading income	2,072	1,916	1,568
Total revenue	6,392	6,282	6,639
Operating expense	3,067	3,026	3,065
– of which Regulatory costs	112	159	296
Addition to loan loss provisions	168	42	(111)
Total expenses	3,235	3,068	2,954
Result before tax	3,157	3,213	3,685
Taxation	833	847	909
Net result	2,324	2,367	2,776
Geographical Segments Banking | Retail Netherlands | EU IAS 39 carve out impact
Disclosure of operating segments [line items]
Net result	931	225	(277)
Geographical Segments Banking | Retail Belgium | Net Results IFRS-EU
Disclosure of operating segments [line items]
Net interest income	2,277	2,478	2,712
Net fee and commission income	948	832	715
Total investment and other income	198	207	145
Share of result from associates and joint ventures 8	54	87
– of which revaluations and trading income	137	119	95
Total revenue	3,422	3,517	3,573
Operating expense	2,260	2,170	2,195
– of which Regulatory costs	285	228	243
Addition to loan loss provisions	298	148	139
Total expenses	2,558	2,319	2,334
Result before tax	865	1,198	1,239
Taxation	236	308	349
Net result	629	889	889
Geographical Segments Banking | Retail Belgium | EU IAS 39 carve out impact
Disclosure of operating segments [line items]
Net result	603	(398)	(1,012)
Geographical Segments Banking | Retail Germany | Net Results IFRS-EU
Disclosure of operating segments [line items]
Net interest income	2,936	3,182	3,375
Net fee and commission income	698	484	400
Total investment and other income	(112)	(188)	(81)
– of which revaluations and trading income	(147)	(191)	(83)
Total revenue	3,522	3,478	3,694
Operating expense	1,587	1,512	1,437
– of which Regulatory costs	33	90	103
Addition to loan loss provisions	259	222	35
Total expenses	1,846	1,734	1,472
Result before tax	1,676	1,744	2,222
Taxation	543	563	723
Non-controlling interests	2	1
Net result	1,131	1,179	1,499
Geographical Segments Banking | Retail Germany | EU IAS 39 carve out impact
Disclosure of operating segments [line items]
Net result	465	(860)	(1,825)
Geographical Segments Banking | Other Challengers | Net Results IFRS-EU
Disclosure of operating segments [line items]
Net interest income	2,099	2,131	2,121
Net fee and commission income	397	337	285
Total investment and other income	37	27	21
– of which revaluations and trading income	3	2	4
Total revenue	2,533	2,495	2,427
Operating expense	1,468	1,454	1,320
– of which Regulatory costs	36	61	92
Addition to loan loss provisions	134	188	166
Total expenses	1,602	1,642	1,486
Result before tax	931	853	941
Taxation	292	272	282
Net result	639	581	659
Geographical Segments Banking | Other Challengers | EU IAS 39 carve out impact
Disclosure of operating segments [line items]
Net result	15	(5)	(9)
Geographical Segments Banking | Growth markets | Net Results IFRS-EU
Disclosure of operating segments [line items]
Net interest income	2,526	2,409	1,961
Net fee and commission income	513	445	384
Total investment and other income	455	408	487
Share of result from associates and joint ventures 8	11	8	7
– of which revaluations and trading income	409	403	479
Total revenue	3,493	3,262	2,833
Operating expense	1,922	1,759	1,495
– of which Regulatory costs	320	260	207
Addition to loan loss provisions	239	214	189
Total expenses	2,161	1,973	1,683
Result before tax	1,333	1,289	1,149
Taxation	263	256	225
Non-controlling interests	273	256	234
Net result	796	777	690
Geographical Segments Banking | Growth markets | EU IAS 39 carve out impact
Disclosure of operating segments [line items]
Net result	1
Geographical Segments Banking | Wholesale Banking Rest of World | Net Results IFRS-EU
Disclosure of operating segments [line items]
Net interest income	1,487	1,448	1,548
Net fee and commission income	660	585	573
Total investment and other income	1,040	1,167	829
– of which revaluations and trading income	1,074	1,217	841
Total revenue	3,186	3,200	2,950
Operating expense	1,766	1,669	1,509
– of which Regulatory costs	80	83	101
Addition to loan loss provisions	205	378	96
Total expenses	1,970	2,047	1,605
Result before tax	1,216	1,153	1,345
Taxation	287	267	335
Net result	929	886	1,011
Geographical Segments Banking | Wholesale Banking Rest of World | EU IAS 39 carve out impact
Disclosure of operating segments [line items]
Net result	(18)	(20)	(23)
Geographical Segments Banking | Other | Net Results IFRS-EU
Disclosure of operating segments [line items]
Net interest income	431	312	486
Net fee and commission income	(1)	(3)	(1)
Total investment and other income	56	74	(25)
Share of result from associates and joint ventures 8	133	120	107
– of which revaluations and trading income	(127)	(58)	6
Total revenue	486	382	460
Operating expense	514	531	544
– of which Regulatory costs		1
Addition to loan loss provisions	1	1	5
Total expenses	515	532	549
Result before tax	(29)	(149)	(89)
Taxation	92	137	148
Net result	(121)	(286)	(237)
Retail Banking | Net Results IFRS-EU
Disclosure of operating segments [line items]
Result before tax	6,554	6,660	6,753
Retail Banking | Retail Netherlands | Net Results IFRS-EU
Disclosure of operating segments [line items]
Result before tax	2,773	2,793	2,861
Retail Banking | Retail Belgium | Net Results IFRS-EU
Disclosure of operating segments [line items]
Result before tax	644	807	661
Retail Banking | Retail Germany | Net Results IFRS-EU
Disclosure of operating segments [line items]
Result before tax	1,457	1,455	1,790
Retail Banking | Other Challengers | Net Results IFRS-EU
Disclosure of operating segments [line items]
Result before tax	593	534	649
Retail Banking | Growth markets | Net Results IFRS-EU
Disclosure of operating segments [line items]
Result before tax	1,087	1,071	792
Wholesale Banking | Segments banking activities
Disclosure of operating segments [line items]
Net result	3,899	1,010	(272)
Wholesale Banking | Net Results IFRS-EU
Disclosure of operating segments [line items]
Result before tax	2,624	2,796	3,836
Wholesale Banking | Net Results IFRS-EU | Segments banking activities
Disclosure of operating segments [line items]
Net interest income	2,997	3,259	4,028
Net fee and commission income	1,433	1,317	1,259
Total investment and other income	2,579	2,405	1,771
Share of result from associates and joint ventures 8	(56)	(36)	31
Total revenue	7,009	6,981	7,057
Operating expense	3,837	3,558	3,313
Addition to loan loss provisions	549	627	(92)
Total expenses	4,386	4,185	3,222
Result before tax	2,624	2,796	3,836
Taxation	673	693	900
Non-controlling interests	48	35	61
Net result	1,902	2,068	2,875
Wholesale Banking | EU IAS 39 carve out impact
Disclosure of operating segments [line items]
Net result	1,996	(1,058)	(3,147)
Wholesale Banking | EU IAS 39 carve out impact | Segments banking activities
Disclosure of operating segments [line items]
Net result	1,996	(1,058)	(3,147)
Wholesale Banking | Retail Netherlands | Net Results IFRS-EU
Disclosure of operating segments [line items]
Result before tax	384	420	824
Wholesale Banking | Retail Belgium | Net Results IFRS-EU
Disclosure of operating segments [line items]
Result before tax	221	391	577
Wholesale Banking | Retail Germany | Net Results IFRS-EU
Disclosure of operating segments [line items]
Result before tax	219	289	432
Wholesale Banking | Other Challengers | Net Results IFRS-EU
Disclosure of operating segments [line items]
Result before tax	338	319	292
Wholesale Banking | Growth markets | Net Results IFRS-EU
Disclosure of operating segments [line items]
Result before tax	246	218	357
Wholesale Banking | Wholesale Banking Rest of World | Net Results IFRS-EU
Disclosure of operating segments [line items]
Result before tax	1,216	1,153	1,345
Wholesale Banking | Other | Net Results IFRS-EU
Disclosure of operating segments [line items]
Result before tax		7	8
Corporate Line
Disclosure of operating segments [line items]
Non-controlling interests		0
Corporate Line | Segments banking activities
Disclosure of operating segments [line items]
Net result	(121)	(294)	(255)
Corporate Line | Net Results IFRS-EU
Disclosure of operating segments [line items]
Result before tax	(30)	(156)	(97)
Corporate Line | Net Results IFRS-EU | Segments banking activities
Disclosure of operating segments [line items]
Net interest income	434	315	489
Net fee and commission income	1	(3)	(1)
Total investment and other income	49	66	(38)
Share of result from associates and joint ventures 8	133	118	107
Total revenue	484	378	450
Operating expense	512	533	542
Addition to loan loss provisions	1	1	5
Total expenses	513	534	547
Result before tax	(30)	(156)	(97)
Taxation	92	138	158
Non-controlling interests	0		0
Net result	(121)	(294)	(255)
Corporate Line | Other | Net Results IFRS-EU
Disclosure of operating segments [line items]
Result before tax	€ (30)	€ (156)	€ (97)